iShares
®
Global Utilities ETF
Schedule of Investments
(unaudited)
June 30, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  — 1.0%
APA Group ............................. 188,073 $ 1,317,739
Origin Energy Ltd. ........................ 244,134 1,855,679
3,173,418
a
Austria  — 0.2%
Verbund AG
(a)
........................... 11,943 756,867
a
Bermuda  — 0.7%
Brookfield Infrastructure Partners LP ............ 64,368 2,350,969
a
Brazil  — 1.1%
Axia Energia SA ......................... 159,023 1,675,158
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP ............................. 338,016 1,940,762
3,615,920
a
Canada  — 2.6%
Emera, Inc. ............................. 43,051 2,283,608
Fortis, Inc. ............................. 71,739 4,109,849
Hydro One Ltd.
(b)
......................... 45,067 1,858,924
8,252,381
a
Colombia  — 0.2%
Interconexion Electrica SA ESP ............... 62,347 538,069
a
Denmark  — 0.5%
Orsted A.S.
(b)(c)
........................... 65,183 1,465,289
a
Finland  — 0.4%
Fortum OYJ ............................ 63,257 1,463,418
a
France  — 3.8%
Engie SA .............................. 261,479 8,229,927
Veolia Environnement SA ................... 94,098 3,921,179
12,151,106
a
Germany  — 3.9%
E.ON SE .............................. 312,717 6,430,679
RWE AG .............................. 96,677 6,252,102
12,682,781
a
Italy  — 5.2%
Enel SpA .............................. 1,087,966 12,479,392
Snam SpA ............................. 288,987 2,086,230
Terna - Rete Elettrica Nazionale ............... 197,982 2,311,849
16,877,471
a
Japan  — 2.3%
Chubu Electric Power Co., Inc. ................ 107,500 2,031,143
Kansai Electric Power Co., Inc. (The) ........... 144,400 2,040,640
Osaka Gas Co. Ltd. ....................... 56,400 1,900,308
Tokyo Gas Co. Ltd. ....................... 40,600 1,537,350
7,509,441
a
Portugal  — 0.7%
EDP SA ............................... 424,641 2,218,290
a
Spain  — 8.5%
Enagas SA ............................. 29,571 573,041
Endesa SA ............................. 44,624 2,027,543
Iberdrola SA ............................ 875,766 21,797,444
Naturgy Energy Group SA ................... 69,070 2,164,944
Redeia Corp. SA ......................... 44,047 748,375
27,311,347
a
Security Shares Value
a
United Kingdom  — 6.8%
Centrica PLC ........................... 649,757 $ 1,472,505
National Grid PLC ........................ 699,862 11,543,330
Severn Trent PLC ........................ 37,349 1,462,181
SSE PLC .............................. 170,875 5,512,859
United Utilities Group PLC ................... 104,715 1,817,016
21,807,891
a
United States  — 61.7%
AES Corp. (The) ......................... 101,238 1,484,149
Alliant Energy Corp. ....................... 36,407 2,777,490
Ameren Corp. ........................... 38,962 4,404,264
American Electric Power Co., Inc. .............. 76,606 10,480,467
American Water Works Co., Inc. ............... 27,512 3,620,029
Atmos Energy Corp. ....................... 23,488 4,046,278
CenterPoint Energy, Inc. .................... 92,029 4,052,957
CMS Energy Corp. ........................ 43,471 3,325,532
Consolidated Edison, Inc. ................... 51,838 5,734,838
Constellation Energy Corp. .................. 45,014 11,180,127
Dominion Energy, Inc. ...................... 123,893 8,460,653
DTE Energy Co. ......................... 29,275 4,460,632
Duke Energy Corp. ....................... 109,761 13,893,547
Edison International ....................... 54,148 4,031,319
Entergy Corp. ........................... 64,520 7,410,767
Evergy, Inc. ............................. 32,452 2,804,826
Eversource Energy ....................... 53,065 3,835,008
Exelon Corp. ............................ 144,260 6,725,401
FirstEnergy Corp. ........................ 73,286 3,484,016
NextEra Energy, Inc. ...................... 293,599 25,769,184
NiSource, Inc. ........................... 67,455 3,207,485
NRG Energy, Inc. ......................... 29,777 4,349,229
PG&E Corp. ............................ 310,575 5,223,872
Pinnacle West Capital Corp. ................. 17,119 1,831,733
PPL Corp. ............................. 105,874 3,848,520
Public Service Enterprise Group, Inc. ........... 70,094 5,688,829
Sempra ............................... 92,003 8,529,598
Southern Co. (The) ....................... 158,715 15,190,613
Vistra Corp. ............................ 44,583 7,072,201
WEC Energy Group, Inc. .................... 45,860 5,355,072
Xcel Energy, Inc. ......................... 87,969 7,063,911
199,342,547
a
Total Long-Term Investments — 99.6%
(Cost: $276,521,183) ................................ 321,517,205
a
Short-Term Securities
Money Market Funds  —  0.4%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 3.82%
(d)(e)(f)
...................... 775,404 775,636
BlackRock Cash Funds: Treasury, SL Agency Shares,
3.62%
(d)(e)
............................ 677,087 677,087
a
Total Short-Term Securities — 0.4%
(Cost: $1,452,723) .................................. 1,452,723
Total Investments —  100.0%
(Cost: $277,973,906) ................................ 322,969,928
Liabilities in Excess of Other Assets — 0.0% ................ (128,012)
Net Assets — 100.0% ................................. $ 322,841,916

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Global Utilities ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Non-income producing security.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/26
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
  Shares
Held at
06/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ —  $ 775,636
(a)
$ —  $ —  $ —  $ 775,636  775,404  $ 74
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 689,893  —  (12,806)
(a)
—  —  677,087  677,087  5,087  —
$ —  $ —  $ —
$ 1,452,723
$ 5,161  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
IBEX 35 Index ........................................................................ 1 07/17/26 $ 222 $ 5,180
E-Mini Utilities Select Sector Index .......................................................... 11 09/18/26 1,014 10,521
$ 15,701

iShares
®
Global Utilities ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2026
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 216,145,433  $ 105,371,772  $ —  $ 321,517,205
Short-Term Securities
Money Market Funds ...................................... 1,452,723  —  —  1,452,723
$ 217,598,156  $ 105,371,772  $ —  $ 322,969,928
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 15,701  $ —  $ —  $ 15,701
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)